Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Derivative Financial Instruments at Fair Value through Profit or Loss
Derivative financial instruments at fair value through profit or loss as of December 31, 2020 and December 31, 2019 are the following:

	Notes	December 31, 2020	December 31, 2019
Derivatives not designated as hedges – liabilities
Derivative contracts of interest rate	23	$—	$48

Total		$—	$48